ACCOUNTS RECEIVABLE, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Line Items]
Additional allowance for doubtful debts	$ 26,566	$ 36,871	$ 32,241
Accounts receivable written off	$ 1,850	$ 932	$ 941
Gaming promoters [Member]
Accounts Receivable [Line Items]
Credit period, days	30
Other approved casino customers [Member] | Minimum [Member]
Accounts Receivable [Line Items]
Credit period, days	14
Other approved casino customers [Member] | Maximum [Member]
Accounts Receivable [Line Items]
Credit period, days	28
Casino customers with large gaming losses and established credit history [Member]
Accounts Receivable [Line Items]
Credit period, days	90